UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Apr. 30, 2026	Oct. 31, 2025
Class A Ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.0025	$ 0.0025
Ordinary shares, authorized (in Shares)	19,800,000	19,800,000
Ordinary shares, issued (in Shares)	1,615,128	450,000
Ordinary shares, outstanding (in Shares)	1,615,128	450,000
Class B Ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.0025	$ 0.0025
Ordinary shares, authorized (in Shares)	200,000	200,000
Ordinary shares, issued (in Shares)	200,000	200,000
Ordinary shares, outstanding (in Shares)	200,000	200,000